ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/aamus.nsf/usmutualfunds/fundsliterature. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated November 27, 2010, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated July 31, 2010, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: PCDFX	Class C: PCDCX	Class R: ACBHX	Institutional Class: PDIVX	Institutional Service Class: ACBKX

Objective

The Aberdeen Core Income Fund (the "Core Income Fund" or the "Fund") seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 20 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A Sales Charges" and "Reduction of Sales Charges" section on pages 90-91 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses[1]	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses[1]	0.78%	1.53%	1.03%	0.53%	0.53%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.75%	1.50%	1.00%	0.50%	0.50%

1  The "Other Expenses" amount has been restated to reflect current fees as if they had been in effect during the previous fiscal year.

2  The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.75% for Class A, 1.50% for Class C, 1.00% for Class R, 0.50% for Institutional Service Class, and 0.50% for Institutional Class at least through December 1, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before December 1, 2011.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

Example

This Example is intended to help you compare the cost of investing in the Core Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$498	$661	$837	$1,347
Class C shares	$256	$480	$831	$1,821
Class R shares	$102	$325	$566	$1,257
Institutional Class shares	$51	$167	$293	$662
Institutional Service Class shares	$51	$167	$293	$662

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$153	$480	$831	$1,821

Portfolio Turnover

The Core Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84.40% of the average value of its portfolio.

Principal Strategies

The Core Income Fund seeks to achieve its objective by investing primarily (generally, at least 80% of its net assets) in a diversified portfolio of fixed income securities and instruments, which include, but are not limited to the following:

•  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

•  foreign government and agency, supranational, and quasi government obligations,

•  residential mortgage-backed securities (MBS),

•  commercial mortgage-backed securities (CMBS),

•  asset-backed securities (ABS),

•  municipal obligations,

•  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

•  loan participations and assignments including revolving credit facilities,

•  inflation-indexed securities,

•  U.S. dollar denominated securities of foreign issuers,

•  non-U.S. dollar denominated issues provided that all currency exposure is hedged,

•  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

•  private placements including securities issued under Rule 144A,

•  structured securities,

•  derivative instruments including futures, interest rate swaps, options and credit derivatives, and

•  currency forward contracts.

The Core Income Fund will primarily invest in investment grade securities at the time of purchase. Investment grade securities are those rated Baa3/BBB- or higher. Up to 5% of the market value of the Fund may be invested in securities rated Ba1/BB+ to Ba3/BB- at the time of purchase. The Adviser may, but is not required to, sell a security if its rating is downgraded. Ratings from a nationally recognized statistical rating organization ("NRSRO") including Moody's Investor Services, Inc. ("Moody's"), Standard and Poor's Ratings Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch") will apply, or if unrated, be determined by the Adviser to be of comparable quality.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund. Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps. CDS may be used to adjust the Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the 80% minimum. For additional information regarding derivatives, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

The Core Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

Principal Risks

The Core Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Credit Risk – credit risk refers to the likelihood that the issuer of a security may default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk – the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk – The investment team may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Mortgage-Related Securities Risk – the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk – the Fund will only invest in non-U.S. dollar denominated issues when currency exposure is hedged and such investments are not generally expected to exceed 5% of the Fund's portfolio. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk (including Options, Futures and Swaps) – derivatives are speculative and may hurt the Fund's performance. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Speculative Exposure Risk – to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk – losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk – the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Valuation Risk – the lack of an active trading market may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk – the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks."

Performance

The returns presented for the Core Income Fund prior to July 12, 2010 reflect the performance of the High Grade Core Fixed Income Fund (the "Predecessor Fund"), a series of Pacific Capital Funds. The Core Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Core Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges, but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of the Class A, Class C and Institutional Class shares of the Fund are based on the previous performance of the Class A, Class C and Class Y shares of the Predecessor Fund, respectively.

The bar chart and table below can help you evaluate potential risks of the Core Income Fund. The bar chart shows how the Fund's annual

ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

total returns for Class A shares have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges. If taxes and sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of two broad-based securities indices. Effective July 12, 2010, the Barclays Capital US Aggregate Index replaced the BofA Merrill Lynch US Corporate Government & Mortgage Index (formerly Merrill Lynch Domestic Master Index), which was the Predecessor Fund's benchmark, as the Fund's benchmark. The investment manager believes that the composition of the Barclays Capital US Aggregate Index makes it the most meaningful comparison index given the Fund's investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class R and Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Class R or Institutional Services Class shares is provided. The returns for Class R and Institutional Service Class shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

Annual Total Returns – Class A Shares1
(Years Ended December 31)

Best Quarter: 6.34% – 3rd quarter of 2009
Worst Quarter: -3.21% – 4th quarter of 2008

1  As of September 30, 2010, the Fund's year-to-date return was 7.52% for Class A shares.

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	0.62%	3.26%	5.25%
Class A shares – After Taxes on Distributions	-0.69%	1.78%	3.53%
Class A shares – After Taxes on Distributions and Sales of Shares	0.40%	1.90%	3.48%
Class C shares – Before Taxes	3.35%	3.38%	4.92%
Institutional Class shares – Before Taxes	5.44%	4.38%	5.94%
Barclays Capital US Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.96%	6.32%
BofA Merrill Lynch US Corporate Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.08%	6.39%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Core Income Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Christopher Gagnier	Head of U.S. Fixed Income	1997

Neil Moriarty	Senior Portfolio Manager	2002

Oliver Boulind	Senior Portfolio Manager	2008

Stephen R. Cianci	Senior Portfolio Manager	2010

Timothy Vile	Senior Portfolio Manager	1991

ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Asset Accumulation Plan	$1,000

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

This page has been intentionally left blank.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

This page has been intentionally left blank.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

NOVEMBER 27, 2010

Aberdeen Core Income Fund

This page has been intentionally left blank.

AOE-0319-1210